Administrative and Investment Advisor Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Minerals Technologies Inc. Savings and Investment Plan [Member] [Member]
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Administrative expenses	$ 140,909	$ 226,381